Shareholders' equity	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Shareholders' equity
19	Shareholders’ equity

19.1	Issued capital
The total share capital is as follows:

	December 31, 2023	December 31, 2022
Number of ordinary nominative shares	184,027,008	188,992,529
Par value	0.0001	0.0001

Total issued capital	18	19

In July 2021, within the completion of the IPO, each of the existing shares (common shares) were converted into Class A or Class B shares. Therefore, the Company now has two classes of common shares: Class A common shares and Class B common shares. The rights of Class A common shares and Class B common shares holders are identical, except to voting, conversion, and transfer restrictions applicable to the Class B common shares. Each Class A common share is entitled to one vote. Each Class B common share is entitled to 10 votes and convertible into one Class A common share as provided in the Articles of Association. Holders of Class A common shares and Class B common shares vote together as a single class on all matters unless otherwise required by law. Refer to note 1.1 for additional details.
In 2023, the Group has canceled 7,469,870 Class A shares (2022 – 3,206,936), as a result of the share repurchase program. See note 19.2 (b) for more information.

19.2	Capital reserve

a.	Issue of ordinary shares as consideration for a business combination
Acquisition of subsidiary Dlieve
In November 2020, the Group paid a total amount of US$198 through the issue of 22,455 shares to the sellers. The total amount was classified in capital reserve.

In January 2021, a portion of the
earn-out
on the acquisition of Dlieve was paid in shares. The amount of US$3 was paid through the issuance of 456 shares with a par value of US$0.0001 per share. The difference between the par value of the shares and the total amount paid was classified as capital reserve.
In June 2021, a portion of the
earn-out
on the acquisition of Ciashop, Indeva, and Suiteshare was paid in shares. The amounts of US$22, US$200, and US$1,244 were paid through the issue of VTEX shares with a par value of US$0.0001 per share for 2, 139, and 110 thousand shares, respectively. The difference between the par value of the shares and the total amount paid was classified in capital reserve.
In January 2022, a portion of the
earn-out
on the acquisition of Dlieve was paid in shares. The amount of US$3 was paid through the issuance of 456 shares with a par value of US$0.0001 per share. The difference between the par value of the shares and the total amount paid was classified as capital reserve.

b.	Capital contribution and buyback of shares
In January 2021, VTEX Group bought back 21.7 thousand shares (US$192) from existing shareholders and immediately canceled those shares.
In February 2021, VTEX Group bought back 10.2 thousand shares (US$90) from existing shareholders and immediately canceled those shares.
In March 2021, VTEX Group received a capital contribution of US$1,000 by issuing 113.1 thousand new shares to investors, mainly classified in the capital reserve account, and bought back 5.2 thousand shares (US$46) from existing shareholders and immediately canceled those shares.
In May 2021, VTEX Group bought back 7 thousand shares (US$79) from existing shareholders and immediately canceled those shares.
As a result of the completion of the IPO described in Note 1.1, new shares were issued in July 2021 as follows:
(i) 13,876,702 new Class A common shares sold by the company in the IPO.
(ii) 5,123,298 new Class A common shares offered by the selling shareholders in the IPO.
(iii) 2,850,000 new Class A common shares as a result of the exercise of the underwriters’ option to purchase additional shares.

Share repurchase program
On August 08, 2022, the Board of Directors authorized the repurchase of shares of the Company’s Class A common shares for an aggregate consideration of up to US$30 million with an expiration date of August 08, 2023. In 2023, 3,719,860 Class A common shares were repurchased in this program, for the amount of US$15,169. In 2022, 3,287,960 Class A common shares were repurchased for the amount of US$12,798.
On August 8, 2023, the Board of Directors authorized the renewal of the Company’s repurchase program for an aggregate consideration of up to US$20 million with an expiration date of August 10, 2024. In 2023, 3,668,986 Class A common shares were repurchased in this program, for the amount of US$20,074.
Repurchases under the Company’s program may be made from time to time in open market or privately negotiated transactions in accordance with applicable laws, including the Securities and Exchange Commission Rule
10b-18.
The timing of repurchases will depend on factors including market conditions and prices, the Company’s liquidity requirements and alternative uses of capital.
The share repurchase program could be suspended from time to time or discontinued, and there is no assurance as to the number of shares that will be repurchased under the program or that there will be any repurchases. The timing and amount of shares repurchased (if any) will be determined by the Company’s management based on its evaluation of market conditions, applicable legal requirements and other factors. Repurchases may also be made under a Rule
10b5-1
plan. Any repurchased shares may be canceled or remain available for use in connection with its equity incentive plans and for other corporate purposes.
On December 31, 2023, the Company does not hold any shares in treasury (December 31, 2022 – 81,024).

c.	Share-based payment
The Group has equity-settled compensation plans. Refer to note 25 for additional details.

d.	Transactions with non-controlling interests
In 2023, the Group’s interest in Loja Integrada went from 99.58% to 98.86%, due to the issue of shares from the exercise of stock options and RSUs vestings, impacting the equity attributable to non-controlling
interests in US$27. The carrying amount of Loja Integrada net assets in the Group’s consolidated financial statements on December 31, 2023 was US$2,941 (December 31, 2022 – US$5,160).

Acquisition	of non-controlling interest
In January 2021, the Group acquired 3.46% interest in the voting shares of VTEX ARG, increasing its ownership interest from 96.54% to 100%. As of December 31, 2023, there are no outstanding payable amounts from this transaction.

In May 2021, the Group acquired 0.04% interest in the voting shares of VTEX MEX, increasing its ownership interest from 99.95% to 99.99%. Cash consideration of 1.5 Mexican Pesos (corresponding to US$0.1 at the acquisition date) were paid to the non-controlling
shareholder.

e.	Other reserves
Exchange differences arising on translation of the
foreign
-controlled entities are recognized in other comprehensive income, as described in note 2.4. The cumulative amount is reclassified to profit or loss when the net investment is disposed of.